FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Summary of interest rate swaps not designated as hedges
The interest rate swaps are not designated as hedges and are summarized as at June 30, 2016 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
18,200	June 2013	June 2020	1.4025%
53,965	September 2013	September 2020	1.5035%
91,173	December 2013	December 2020	1.6015%
17,492	March 2014	March 2021	1.6998%
17,835	June 2014	June 2021	1.7995%
18,178	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
366,843

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2016 and December 31, 2015 are as follows:

	2016		2015
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	129,617	129,617	264,524	264,524
Restricted cash	5,505	5,505	368	368
Liabilities:
Floating rate debt	969,205	969,205	806,456	806,456

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities at June 30, 2016 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	129,617	129,617	—	—
Restricted cash	5,505	5,505	—	—
Liabilities:
Floating rate debt	969,205	—	969,205	—

The estimated fair value of financial assets and liabilities at December 31, 2015 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	264,524	264,524	—	—
Restricted cash	368	368	—	—
Liabilities:
Floating rate debt	806,456	—	806,456	—